Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,319,118.75
Total Fee Amount	596.47
Total Offset Amount	0	[1]
Net Fee	$ 596.47

[1]	(5) The Registrant does not have any fee offsets